Related party transactions	6 Months Ended
Jun. 30, 2020
15. Related party transactions
Related party transactions

15. Related party transactions

Related party transactions in the half year ended 30 June 2020 were similar in nature to those disclosed in the Barclays Bank PLC Annual Report on Form 20-F 2019.

Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.20		Half year ended 30.06.19
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(346)	31	(275)	32
Operating expenses	(34)	(1,443)	(46)	(1,546)

	As at 30.06.20		As at 31.12.19
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	5,793	1,952	2,097	2,165
Total liabilities	27,262	2,531	24,876	1,600

Except for the above, no related party transactions that have taken place in the half year ended 30 June 2020 have materially affected the financial position or performance of the Barclays Bank Group during this period.